INCOME TAX EXPENSE/(CREDIT)	12 Months Ended
Dec. 31, 2020
INCOME TAX EXPENSE/CREDIT [abstract]
Disclosure of income tax expense/credit

1.               INCOME TAX EXPENSE/(CREDIT)

In 2018, 2019 and 2020, the applicable income tax rate of the Company was 25%.

An analysis of the current year income tax expense/(credit) is as follows:

	2018	2019	2020
	RMB’000	RMB’000	RMB’000

Current income tax	435,991	357,576	1,551
Deferred income tax (Note 12)	(146,225)	(96,448)	(134,196)
	289,766	261,128	(132,645)

The tax on the Group’s profit/(loss) before tax differs from the theoretical amount that would arise using the tax rate of the home country of the Company as follows:

	2018	2019	2020
	RMB’000	RMB’000	RMB’000

Profit/(Loss) before tax	1,068,800	1,009,092	(690,745)

Tax calculated at the statutory rate of 25% (2018 and 2019: 25%)	267,200	252,273	(172,686)
Effect of expenses not deductible for tax purposes	19,647	2,921	18,939
Effect of income not subject to tax	(3,432)	(1,762)	(7,474)
Tax losses for which no deferred tax asset was recognized	9,098	11,249	27,420
Adjustments for current tax of prior periods	(2,335)	(2,410)	1,194
Utilization of previously unrecognized tax losses	(412)	(1,143)	(38)
Income tax expense/(credit)	289,766	261,128	(132,645)